Property and Equipment, Net - Summary of Property and Equipment, Net Along with their Estimated Useful Lives (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,662.2	$ 989.4
Accumulated depreciation and amortization	(225.1)	(187.9)
Property and equipment, net	2,437.1	801.5
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,040.0	444.3
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	115.4	383.7
Restaurant Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	156.2	24.1
Furniture, Fixtures, and Other [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	81.2	68.3
Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	32.8
Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	119.2	50.0
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 37.4	$ 19.0